Accrued charter revenue, current and non-current-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Charter Revenue Current and Non-Current [Abstract]
Accrued charter revenue, net	$ 288	$ 6,549
Accrued charter revenue	5,100	13,428
Accrued charter revenue, non-current	13,422	5,086
Charter revenue resulting from varying charter rates	$ 18,234	$ 11,965